Consolidated Statements of Cash Flows (USD $)	12 Months Ended		97 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Cash flows used in operating activities:
Net loss	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)
Adjustments to reconcile net loss to net cash used in operating activities:
Donated services and rent	30,000		44,250
Write-down of unproved mineral properties	83,159	15,470	324,315
Amortization	4,489	3,107	7,596
Stock based compensation		527,318	527,318
Changes in operating assets and liabilities:
Prepaids and other receivables	44,165	(7,584)	(991)
Accounts payable	95,343	10,018	302,018
Accrued liabilities	20,425	31,380	282,850
Due to related parties	595,243	395,451	1,838,829
Accrued interest on notes payable to related party	22,829	8,996	105,575
Net cash used in operating activities	(204,769)	(1,944,032)	(3,653,669)
Cash flows used in investing activities:
Purchase of equipment		(19,820)	(19,820)
Acquisition of unproved mineral properties	(138,942)	(150,269)	(1,315,980)
Net cash used in investing activities	(138,942)	(170,089)	(1,335,800)
Cash flows provided by financing activities:
Cash received on issuance of notes payable to related party	131,032	306,889	1,292,311
Repayment of related party notes, including accrued interest	(56,553)	(14,382)	(70,935)
Proceeds from issuance of common stock	270,301	1,853,099	3,880,150
Net cash provided by financing activities	344,780	2,145,606	5,101,526
Effects of foreign currency exchange	(22,385)	(15,673)	(108,906)
Increase (decrease) in cash	(21,316)	15,812	3,151
Cash, beginning	24,467	8,655
Cash, ending	3,151	24,467	3,151
Cash paid for:
Income tax	0	0	0
Interest	$ (6,553)	$ (1,778)	$ (8,331)